SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - Dillard's, Inc. Investment & Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting	Basis of Accounting: The financial statements of the Plan are prepared under the accrual basis of accounting.
Use of Estimates

Use of Estimates: The preparation of the Plan’s financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions to and deductions from net assets for the period. Actual results could differ from those estimates.

Risk and Uncertainties

Risk and Uncertainties: The Plan holds various investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, liquidity, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is at least reasonably possible that changes in the fair values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition: Plan investments are recorded at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants: Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest. Repayments of principal and interest are received through weekly payroll deductions or loan payoffs made directly to Milliman and the notes are collateralized by the participants’ account balances.

Payment of Benefits	Payment of Benefits: Benefits are recorded when paid